Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current Borrowings and Debt Securities
Short-term borrowings			₩ 860,602	₩ 1,038,328
Current portion of long-term borrowings			312,994	128,543
Current portion of debt securities			6,790,778	7,961,182
Less : Current portion of discount on long-term borrowings			(972)	(886)
Less : Current portion of discount on debt securities			(1,974)	(3,882)
Add : Current portion of premium on debt securities			20	0
Current Borrowings and Debt Securities			7,961,448	9,123,285
Non-current Borrowings and Debt Securities
Long-term borrowings			3,280,015	2,455,737
Debt securities			49,905,077	43,270,825
Less : Discount on long-term borrowings			(22,000)	(21,113)
Less : Discount on debt securities			(89,913)	(81,424)
Add : Premium on debt securities			0	82
Non-current Borrowings and Debt Securities			53,073,179	45,624,107
Total	₩ 61,034,627	₩ 54,747,392	₩ 61,034,627	₩ 54,747,392
Changes in borrowings and debt securities
Beginning balance	54,747,392	53,639,205
Cash flow	5,972,336	2,269,513
Effect of exchange rate fluctuations	322,515	(1,169,418)
Others	(7,616)	8,092
Ending balance	₩ 61,034,627	₩ 54,747,392